INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	NOTE 10: INCOME TAXES
The current tax payable (recoverable) is based on taxable
profit (loss) for the year. Taxable profit differs from profit as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or
deductible in other years or are never taxable or deductible.
The Company’s current income tax expense (benefit) is
calculated using tax rates that have been enacted or
substantively enacted as of the date of the consolidated
statements of financial position.
Tax is charged or credited to the consolidated statements of operations, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognized in other comprehensive income or in equity.
Deferred tax is recognized on differences between the carrying amounts of assets and liabilities, in the consolidated financial statements and the corresponding tax basis used in the
computation of taxable profit, and is accounted for using the statements of financial position liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences and net operating loss carry forwards to the extent that it is probable that taxable profits will be available against which those deductible
temporary differences can be utilized. Such assets and
liabilities are not recognized if the taxable temporary difference arises from the initial recognition of non-deductible goodwill or if the differences arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the profit reported in the consolidated statements of operations.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries,
associates and joint ventures, except if the Company is able to control the reversal of the temporary difference and it is
probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are
only recognized to the extent that it is probable that there will be sufficient taxable profits against which the benefits of the temporary differences can be utilized and are expected to
reverse in the foreseeable future.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws)
that have been enacted or substantively enacted at the
consolidated statements of financial position date. The
measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the manner in which
the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets is reviewed at each consolidated statements of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. The Company reviews the deferred tax assets in
the different jurisdictions in which it operates to assess the possibility of realizing such assets based on projected taxable profit, the expected timing of the reversals of existing
temporary differences, the carry forward period of temporary differences and tax losses carried forward and the
implementation of planning strategies. Due to the numerous
variables associated with these judgments and assumptions,
both the precision and reliability of the resulting estimates of the deferred tax assets are subject to substantial uncertainties.
In case a history of recent losses is present, the Company
considers whether convincing other evidence exists, such as
the character of (historical) losses and planning opportunities, to support the deferred tax assets recognition.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends
to settle its current tax assets and liabilities on a net basis.
Uncertain (income) tax positions are periodically assessed by the Company based on management’s best judgment given
any changes in the facts, circumstances and information
available and applicable tax laws. When it is probable that the position taken in the tax return will not be accepted by the tax authorities, the Group establishes provisions based on the
most likely amount of the liability (recovery) or weighted
average of various possible outcomes to reflect the effect of the uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates, to the extent that a reliable estimate can be made.
The Company has adopted International Tax Reform – Pillar
Two Model Rules (Amendments to IAS 12 upon their release
on May 23, 2023). The Amendments provide a temporary
mandatory exception from deferred tax accounting for the top-
up tax, which is effective immediately, and require disclosures about the Pillar Two exposure from December 31, 2023. The
Company has applied a temporary mandatory relief from
deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when incurred.
Pillar Two legislation has been enacted or substantively
enacted in the jurisdiction of ArcelorMittal S.A., the ultimate parent of the Group, and in certain other jurisdictions where the
Company operates. The legislation is effective for the
Company’s financial year beginning January 1, 2024.  Based
on the applicable criteria, the Company is subject to Pillar Two minimum tax.
10.1    Income tax expense
The components of income tax expense (benefit) are
summarized as follows:

	Year ended December 31,
	2025	2024	2023
Total current tax expense [1]	602	1,025	1,008
Total deferred tax expense (benefit)	(243)	510	(770)
Total income tax expense	359	1,535	238
The following table reconciles the expected tax expense at the statutory rates applicable in the countries where the Company operates to the total income tax expense as calculated:

	Year ended December 31,
	2025	2024	2023
Net income (including non- controlling interests)	3,243	1,380	1,022
Income tax expense	359	1,535	238
Income before tax	3,602	2,915	1,260
Tax expense at the statutory rates applicable to income in the countries [2]	677	582	454
Permanent items	(487)	(31)	(101)
Rate changes	(29)	370	—
Net change in measurement of deferred tax assets	(68)	182	(423)
Tax effects of foreign currency translation	16	(21)	(20)
Tax credits	(12)	(16)	(26)
Other taxes	199	219	324
Others	63	250	30
Income tax expense	359	1,535	238
1.For the year ended December 31, 2025, current income tax expense includes 8 of top-up tax in relation to Pillar Two taxation.
2.Tax expense at the statutory rates is based on income before tax excluding income from investments in associates, joint ventures and other investments.
ArcelorMittal’s consolidated income tax expense is affected by the income tax laws and regulations in effect in the various countries in which it operates and the pre-tax results of its subsidiaries in each of these countries, which can change from year to year. ArcelorMittal operates in jurisdictions, mainly in
Eastern Europe and Asia, which have a structurally lower
corporate income tax rate than the statutory tax rate as
enacted in Luxembourg (23.87%), as well as in jurisdictions, mainly in Brazil and Mexico, which have a structurally higher corporate income tax rate.

Permanent items	Year ended December 31,
	2025	2024	2023
Acquisition gain of Calvert	(444)	—	—
Taxable reversals of (tax deductible) write-downs on shares and receivables	—	—	(647)
Non-deductible loss on disposal of Kazakhstan operations	—	—	573
Juros sobre o Capital Próprio	(1)	(4)	(117)
Other permanent items	(42)	(27)	90
Total permanent items	(487)	(31)	(101)
Acquisition gain of Calvert: The gain recognized in connection with the acquisition of the 50% stake in AMNS Calvert is non-
taxable.
Taxable reversals of (tax deductible) write-downs on shares
and receivables: in the framework of the Company's
impairment test for goodwill and property, plant and equipment, the recoverability of the carrying amounts of investments in shares and intragroup receivables is also reviewed annually, resulting in tax deductible write-downs, or taxable reversals of previously recorded write-downs, of the values of loans and
shares of consolidated subsidiaries in Luxembourg.
Juros sobre o Capital Próprio: Corporate taxpayers in Brazil, which distribute a dividend can benefit from a tax deduction corresponding to an amount of interest calculated as a yield on capital. The deduction is determined as the lower of the
interest as calculated by application of the Brazilian long-term interest rate on the opening balance of capital and reserves, and 50% of the income for the year or accumulated profits from the previous year. For accounting purposes, this distribution of interest on capital is considered as a dividend distribution, while for Brazilian tax purposes it is considered as tax
deductible interest.
Non-deductible loss on disposal of Kazakhstan operations: the
Company recorded 0.9 billion impairment charges and
1.5 billion foreign exchange translation losses in connection with the divestment of its operations in Kazakhstan in 2023.
Both items were non-deductible for tax purposes, see note 2.3.
Rate changes
The 29 tax benefit resulting from rate changes in 2025 is due to the decrease from 30.3% to 25% of the statutory tax rate as
enacted in Germany and applied to deferred taxes. The 370
tax expense resulting from rate changes in 2024 was due to
the decrease from 24.94% to 23.87% of the statutory tax rate as enacted in Luxembourg and applied to deferred taxes.
Net change in measurement of deferred tax assets
The 2025 net change in measurement of deferred tax assets of
68 mainly consists of (i) 620 recognition of deferred tax assets in Luxembourg mainly due to the utilization of unrecognized tax losses carried forward, partly offset by (ii) 552 net
derecognition of deferred tax assets related to negative results for the current and prior years, primarily in Mexico, and other tax jurisdictions.
The 2024 net change in measurement of deferred tax assets of
182 mainly consisted of (i) 563 net unrecognition of deferred tax assets related to negative results for the year in other tax jurisdictions partly offset by (ii) 381 recognition of deferred tax assets in Luxembourg mainly due to the utilization of
unrecognized tax losses carried forward.
The 2023 net change in measurement of deferred tax assets of
423 mainly consisted of (i) 314 recognition of deferred tax
assets in Luxembourg including 366 recognition of tax losses carried forward based on revised taxable income forecast and
(ii) 109 net recognition of deferred tax assets in other tax jurisdictions, including 292 recognition related to higher future profits expectations.
Tax effects of foreign currency translation
Tax effects of foreign currency translation of 16, (21) and (20)
at December 31, 2025, 2024 and 2023, respectively, refer
mainly to deferred tax assets and liabilities of certain entities with a different functional currency than the currency applied for tax filing purposes.
Tax credits
Tax credits are mainly attributable to the Company’s operating subsidiaries in Brazil. They relate to credits claimed on foreign investments, credits for research and development and other
credits.
Other taxes
Other taxes mainly include withholding taxes on dividends,
services, royalties and interests as well as mining duties in
Canada and Mexico, state tax, Corporate Alternative Minimum
Tax ("CAMT"), Base Erosion and Anti-Abuse Tax ("BEAT") in
the U.S., and Cotisation sur la Valeur Ajoutée des Entreprises
("CVAE'') in France.

Others	Year ended December 31,
	2025	2024	2023
Tax contingencies/settlements	97	263	43
Prior period taxes	(28)	(10)	(4)
Others	(6)	(3)	(9)
Total	63	250	30
Tax contingencies/settlements of 97, 263, and 43 at
December 31, 2025, 2024 and 2023, respectively, consist of
uncertain tax positions (see note 10.3)  including 202 recorded in 2024 for expected resolution of the tax disputes in the North
America segment.
10.2    Income tax recorded directly in equity and/or other
comprehensive income

	Year ended December 31,
	2025	2024	2023
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Gain (loss) on derivative financial instruments	(47)	(107)	(126)
Recognized actuarial gain (loss)	47	17	(18)
Foreign currency translation adjustments	52	4	110
	52	(86)	(34)
Recognized directly in equity on:
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	—	—	(231)
	—	—	(231)

Total	52	(86)	(265)
10.3    Uncertain tax positions
The Company operates in multiple jurisdictions with complex
legal and tax regulatory environments. In certain of these
jurisdictions, ArcelorMittal has taken income tax positions that management believes are supportable and are intended to
withstand challenge by tax authorities. Some of these positions are inherently uncertain and include those relating to transfer pricing matters and the interpretation of income tax laws
applied in complex transactions. The Company periodically
reassesses its tax positions. Changes to the financial
statement recognition, measurement and disclosure of tax
positions are based on management’s best judgment given any
changes in the facts, circumstances, information available and applicable tax laws. Considering all available information and the history of resolving income tax uncertainties, the Company believes that the ultimate resolution of such matters will not have a material effect on the Company’s financial position,
statements of operations or cash flows beyond the income tax contingencies recorded as of the reporting date. (see notes 9.2
and 9.3). 10.4    Deferred tax assets and liabilities
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2025	2024	2025	2024	2025	2024
Intangible assets	26	21	(265)	(494)	(239)	(473)
Property, plant and equipment	109	289	(3,978)	(3,599)	(3,869)	(3,310)
Inventories	164	200	(75)	(60)	89	140
Financial instruments	70	23	(42)	(82)	28	(59)
Other assets	149	374	(634)	(652)	(485)	(278)
Provisions	784	692	(677)	(557)	107	135
Other liabilities	628	584	(137)	(109)	491	475
Tax losses and other tax benefits carried forward	10,137	9,733	—	—	10,137	9,733
Tax credits carried forward	307	241	—	—	307	241
Deferred tax assets (liabilities)	12,374	12,157	(5,808)	(5,553)	6,566	6,604
Deferred tax assets					8,860	8,942
Deferred tax liabilities					(2,294)	(2,338)
Deferred tax assets recognized by the Company as of December 31, 2025 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	157,279	37,557	10,137	27,420
Tax credits carried forward	769	769	307	462
Other temporary differences	16,644	3,989	1,930	2,059
Total		42,315	12,374	29,941
Deferred tax assets recognized by the Company as of December 31, 2024 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	150,155	35,888	9,733	26,155
Tax credits carried forward	646	646	241	405
Other temporary differences	15,025	3,553	2,183	1,370
Total		40,087	12,157	27,930
As of December 31, 2025, the majority of unrecognized
deferred tax assets relates to tax losses carried forward
attributable to various subsidiaries located in different
jurisdictions (primarily Brazil, Germany, Luxembourg, Spain
and South Africa) with different statutory tax rates. At each reporting date, ArcelorMittal considers existing evidence, both positive and negative, including the earnings history and
results of recent operations, reversals of deferred tax liabilities, projected future taxable income, and planning strategies, that could impact the view with regard to future realization of these deferred tax assets.
The amount of the total deferred tax assets is the aggregate amount of the various recognized and unrecognized deferred
tax assets at the various subsidiaries and not the result of a computation with a given blended rate. The utilization of tax losses carried forward is restricted to the taxable income of the subsidiary or tax consolidation group to which it belongs. The utilization of tax losses carried forward may also be restricted by the character of the income, expiration dates and limitations on the yearly use of tax losses against taxable income.
At December 31, 2025, the total amount of accumulated tax
losses in Luxembourg with respect to the ArcelorMittal S.A. tax integration amounted to 133.4 billion, of which 35.0 billion is considered realizable, resulting in the recognition of 8.4 billion of deferred tax assets at the applicable income tax rate in
Luxembourg. At December 31, 2024, the total amount of
accumulated tax losses in Luxembourg with respect to the
main tax consolidation amounted to approximately 130.3
billion, of which 35.5 billion was considered realizable, resulting in the recognition of 8.5 billion of deferred tax assets at the applicable income tax rate in Luxembourg. Under the
Luxembourg tax legislation, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any specific yearly loss utilization limitations. The tax losses carried forward relate primarily to tax deductible write-down charges taken on investments in shares of consolidated subsidiaries
recorded by certain of ArcelorMittal’s holding companies in
Luxembourg. Of the total tax losses carried forward, 74.8 billion may be subject to recapture in the future if the write-downs that caused them are reversed creating taxable income unless the
Company crystallizes them through sales or other
organizational restructuring activities.
The Company believes that it is probable that sufficient future taxable profits will be generated to support the recognized
deferred tax asset for tax losses carried forward in
Luxembourg. As part of its recoverability assessment the
Company has taken into account (i) its most recent forecast
approved by management and the Board of Directors, (ii) the
likelihood that the factors that have contributed to past losses in Luxembourg will not recur, (iii) the fact that ArcelorMittal in
Luxembourg is the main provider of funding to the Company’s
consolidated subsidiaries, leading to significant amounts of taxable interest income on outstanding and future loans as
updated based on most recent funding strategy, (iv) the
expected level of interest expenses in Luxembourg driven by
the Group net debt level, (v) the industrial franchise agreement whereby ArcelorMittal S.A. licenses its business model for
manufacturing, processing and distributing steel to group
subsidiaries, and (vi) other significant and reliable sources of operational income earned from ArcelorMittal’s European and
worldwide operating subsidiaries for centralized distribution and procurement activities performed in Luxembourg. The
Company has also considered the implications of the net-zero path and its carbon emissions intensity reduction targets on its future taxable profits expectations in relation to the existing business models and the potential future financing of such
projects, resulting in no major impact on the estimated level of future taxable profit. In performing the assessment, the
Company estimates at which point in time its earnings
projections are no longer reliable, and thus taxable profits are no longer probable. Accordingly, the Company has established consistent forecast periods for its different income streams for estimating probable future taxable profits, against which the unused tax losses can be utilized in Luxembourg.
At December 31, 2025, based upon the level of historical
taxable income and projections for future taxable income over the periods in which the deductible temporary differences are anticipated to reverse, management believes it is probable that
ArcelorMittal will realize the benefits of the recognized deferred tax assets of 8.9 billion. The amount of future taxable income required to be generated by ArcelorMittal’s subsidiaries to
utilize the deferred tax assets of 8.9 billion is at least 38.9 billion. Historically, the Company has been able to generate sufficient taxable income and believes that it will generate sufficient levels of taxable income in the coming years to allow the Company to utilize tax benefits associated with tax losses carried forward and other deferred tax assets that have been recognized in its consolidated financial statements. Where the
Company has had a history of recent losses, it relied on
convincing other evidence such as the character of (historical)
losses and planning opportunities to support the deferred tax assets recognized.
As of December 31, 2025, ArcelorMittal recorded 117 of
deferred income tax liabilities in respect of deferred taxation that would arise if temporary differences on investments in
subsidiaries, associates and interests in joint ventures were to be realized in the foreseeable future as compared to 132 as of
December 31, 2024. No deferred tax liability has been
recognized in respect of other temporary differences on
investments in subsidiaries, associates and interests in joint ventures because the Company is able to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future. The amount of these unrecognized deferred tax liabilities was 923 at December 31, 2025 (898 at December 31, 2024).
10.5    Tax losses, tax credits and other tax benefits carried
forward
At December 31, 2025, the Company had total estimated tax
losses carried forward and other tax benefits of 157.3 billion.
This includes net operating losses and other tax benefits of
27.1 billion primarily related to subsidiaries in the Basque
Country in Spain, Luxembourg, Mexico, Poland and the United
States which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2026	1	48	49
2027	3	201	204
2028	23	261	284
2029	30	102	132
2030	118	110	228
2031 - 2046	1,181	24,986	26,167
Total	1,356	25,708	27,064
The remaining tax losses carried forward and other tax benefits for an amount of 130.2 billion (of which 41.0 billion are
recognized and 89.3 billion are unrecognized) are carried
forward for unlimited period of time and primarily relate to the
Company’s operations in Brazil, France, Germany,
Luxembourg, and Spain.
At December 31, 2025, the Company also had total estimated
tax credits carried forward of 769.
Such amount includes tax credits of 517 (of which 106
recognized and 411 unrecognized) primarily attributable to
subsidiaries in the Basque country in Spain and Luxembourg
which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2026	—	1	1
2027	—	1	1
2028	—	1	1
2029	—	1	1
2030	—	1	1
2031 - 2046	106	406	512
Total	106	411	517
The remaining tax credits for an amount of 252 of which 201
are recognized and 51 are unrecognized) are indefinite and
primarily attributable to the Company’s operations in Brazil, the
Netherlands, Spain and the United States.
Tax losses, tax credits and other tax benefits carried forward are denominated in the currency of the countries in which the respective subsidiaries are located and operate, except for
Luxembourg where the tax losses are mainly denominated in
U.S. dollar. Fluctuations in currency exchange rates could
impact the U.S. dollar equivalent value of these tax losses
carried forward in future years.